SCHEDULE OF RECONCILIATION OF TOTAL CASH, CASH EQUIVALENTS, AND RESTRICTED CASH (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Cash and cash equivalents	$ 18,184,787	$ 4,122,505	$ 11,855,861	$ 13,850,168
Restricted cash — client funds (segregated)			5,813,888	11,526,789
Total cash and cash equivalents (including segregated client funds)			$ 17,669,749	$ 25,376,957